NUVEEN SANTA BARBARA GLOBAL DIVIDEND GROWTH FUND

NUVEEN SANTA BARBARA INTERNATIONAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED MAY 14, 2015

TO THE PROSPECTUS DATED NOVEMBER 28, 2014

1.	The section “Fund Summaries—Nuveen Santa Barbara Global Dividend Growth Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.82%	0.82%	0.82%	0.82%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	1.62%	1.57%	1.69%	1.68%
Total Annual Fund Operating Expenses	2.69%	3.39%	3.01%	2.50%
Fee Waivers and/or Expense Reimbursements[3],4	(1.40)%	(1.35)%	(1.47)%	(1.46)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.29%	2.04%	1.54%	1.04%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2016 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.07% of the average daily net assets of any class of Fund shares. The expense limitation expiring September 30, 2016 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

2.	The section “Fund Summaries—Nuveen Santa Barbara Global Dividend Growth Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond September 30, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$699	$207	$157	$106	$699	$207	$157	$106
3 Years	$1,193	$873	$744	$590	$1,193	$873	$744	$590
5 Years	$1,759	$1,608	$1,408	$1,153	$1,759	$1,608	$1,408	$1,153
10 Years	$3,292	$3,554	$3,187	$2,687	$3,292	$3,554	$3,187	$2,687

3.	The section “Fund Summaries—Nuveen Santa Barbara International Dividend Growth Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.82%	0.82%	0.82%	0.82%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	5.01%	4.79%	5.19%	5.12%
Total Annual Fund Operating Expenses	6.08%	6.61%	6.51%	5.94%
Fee Waivers and/or Expense Reimbursements[3],4	(4.79)%	(4.57)%	(4.97)%	(4.90)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.29%	2.04%	1.54%	1.04%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2016 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.07% of the average daily net assets of any class of Fund shares. The expense limitation expiring September 30, 2016 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

4.	The section “Fund Summaries—Nuveen Santa Barbara International Dividend Growth Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond September 30, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$699	$207	$157	$106	$699	$207	$157	$106
3 Years	$1,735	$1,408	$1,331	$1,177	$1,735	$1,408	$1,331	$1,177
5 Years	$2,904	$2,724	$2,640	$2,397	$2,904	$2,724	$2,640	$2,397
10 Years	$5,718	$5,835	$5,743	$5,349	$5,718	$5,835	$5,743	$5,349

NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED MAY 14, 2015

TO THE PROSPECTUS DATED NOVEMBER 28, 2014

1.	The section “Fund Summary—Nuveen Winslow Large-Cap Growth Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6	Class I
Management Fees	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.21%	0.21%	0.20%	0.05%	0.21%
Total Annual Fund Operating Expenses	1.15%	1.90%	1.39%	0.74%	0.90%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.16)%	(0.16)%	(0.15)%	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%	1.74%	1.24%	0.58%	0.74%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2016 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.77% (1.25% after September 30, 2016) of the average daily net assets of any class of Fund shares adjusted downward for Class R6 for savings resulting from the sub-transfer agent and similar fees that are not charged to R6 shares. The expense limitation expiring September 30, 2016 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

2.	The section “Fund Summary—Nuveen Winslow Large-Cap Growth Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$670	$177	$126	$59	$76	$670	$177	$126	$59	$76
3 Years	$899	$576	$420	$215	$266	$899	$576	$420	$215	$266
5 Years	$1,152	$1,006	$741	$390	$477	$1,152	$1,006	$741	$390	$477
10 Years	$1,874	$2,205	$1,651	$898	$1,088	$1,874	$2,205	$1,651	$898	$1,088